Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017	Jun. 30, 2014	Apr. 30, 2014	Dec. 31, 2016	Dec. 31, 2014
Subsequent Event [Line Items]
Proceeds from sale of vessel, cash consideration			$ 14	$ 32		$ 25
Subsequent Event [Member] | Amazon Pipelay and Construction Vessel [Member]
Subsequent Event [Line Items]
Purchase of vessel, cash consideration		$ 52
Proceeds from sale of vessel, cash consideration		$ 52
Bareboat charter agreement, term		11 years
McDermott International Management [Member]
Subsequent Event [Line Items]
Description of loan agreement					JRM Mexico’s obligations in connection with equipment financing are guaranteed by McDermott International Management, S. de RL, one of our indirectly 100% owned subsidiaries
Scenario Forecast [Member] | JRM Mexico [Member]
Subsequent Event [Line Items]
Percentage of ownership in the subsidiary	100.00%
Purchase agreement period	364 days
Sale of committed revolving receivable purchase agreement	$ 50
Loan agreement for equipment financing, term	21 months
Equipment financing amount	$ 48
Loan agreement fixed interest rate	5.75%
Scenario Forecast [Member] | McDermott International Management [Member]
Subsequent Event [Line Items]
Percentage of ownership in the subsidiary	100.00%